Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, Plant and Equipment

As at	December 31, 2021			December 31, 2020
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$8,432	$(437)	$7,995	$7,791	$(286)	$7,505
Midstream	3,898	(793)	3,105	3,832	(689)	3,143
Corporate/Other	840	(617)	223	842	(598)	244
Reclassified to assets held for sale	—	—	—	(4)	—	(4)
	$13,170	$(1,847)	$11,323	$12,461	$(1,573)	$10,888

Interest capitalized on long-term capital construction projects for the year ended December 31, 2021 was $1 million (2020 - $6 million).

As at December 31, 2021, the Corporation had approximately $570 million (December 31, 2020 - $457 million) of capital projects under construction that were not yet subject to amortization.
Depreciation expense related to property, plant and equipment (including assets under capital leases) for the year ended December 31, 2021 was $365 million (2020 - $346 million).